Lease - Schedule of Future Minimum Lease Payments for Operating Leases (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Future Minimum Lease Payments for Operating Leases [Abstract]
2027	$ 1,860,159
2028	832,812
2029	289,949
Total minimum lease payments	2,982,920
Less: imputed interest	(597,971)
Total lease liability balance	2,384,949
Minimum payments related to leases	$ 26,817